Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Restricted Cash and Cash Equivalents, Noncurrent	$ 10,265	$ 8,958
Asset Retirement Obligation	100	$ 100
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)		5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)		30 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)		50 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years
Reclassification, Other [Member]
Prior Period Reclassification Adjustment	$ 400